Other Current Liabilities	12 Months Ended
Dec. 31, 2019
Notes to Consolidated Financial Statements [Abstract]
Note 15 - Other Current Liabilities

Note 15 – Other Current Liabilities

As at December 31
2019	2018
$ millions	$ millions

Employees	294	284
Current tax liabilities	78	112
Accrued expenses	64	85
Governmental (mainly in respect of royalties) (1)	50	61
Others	101	105
	587	647
                      See Note 19.